Share-Based Payments (Details) - Schedule of Share Options Outstanding	12 Months Ended
	Jun. 30, 2024 $ / shares	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Share Options Outstanding [Line Items]
Share options	14,506,120	12,879,720	19,873,877	45,309,478
Weighted average remaining contractual life of options outstanding at end of period	2 years 3 days	1 year 4 months 6 days	1 year 6 months 14 days
2018-03-15 [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Mar. 15, 2023
Exercise price (in Dollars per share)	$ 0.468
Share options			7,897,647
2017-06-09 (warrants) [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Jun. 08, 2022
Exercise price (in Dollars per share)	$ 0.3125
Share options
2018-03-15 One [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Mar. 15, 2023
Exercise price (in Dollars per share)	$ 0.585
Share options			526,510
2019-05-23 (warrants) [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	May 23, 2024
Exercise price (in Dollars per share)	$ 0.125
Share options		173,600	173,600
2019-07-16 (warrants) [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Jul. 16, 2024
Exercise price (in Dollars per share)	$ 0.125
Share options	116,120	116,120	116,120
2018-07-13 [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Jul. 01, 2021
Exercise price (in Dollars per share)	$ 0.5
Share options
2019-11-06 [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Feb. 10, 2024
Exercise price (in Dollars per share)	$ 0.5
Share options
2020-10-29 [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Apr. 14, 2024
Exercise price (in Dollars per share)	$ 0.12
Share options	7,900,000	8,100,000	8,100,000
2020-07-24 (warrants) [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Jul. 21, 2025
Exercise price (in Dollars per share)	$ 0.5859
Share options	2,560,000	2,560,000	2,560,000
2021-10-26 [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Oct. 26, 2025
Exercise price (in Dollars per share)	$ 0.25
Share options	500,000	500,000	500,000
2022-06-27 [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Jun. 27, 2026
Exercise price (in Dollars per share)	$ 0.12
Share options	1,430,000	1,430,000
2023-11-21 [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Nov. 21, 2027
Exercise price (in Dollars per share)	$ 0.25
Share options	1,000,000
2024-06-19 [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Jun. 19, 2028
Exercise price (in Dollars per share)	$ 0.13
Share options	1,000,000